Expense Example, No Redemption	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class A 1 Year	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class A 3 Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class A 5 Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class A 10 Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class C 1 Year	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class C 3 Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class C 5 Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class C 10 Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class I 1 Year	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class I 3 Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class I 5 Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class I 10 Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class A 1 Year	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class A 3 Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class A 5 Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class A 10 Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class C 1 Year	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class C 3 Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class C 5 Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class C 10 Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class I 1 Year	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class I 3 Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class I 5 Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class I 10 Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class A 1 Year	Prospectus #2 Eaton Vance Greater China Growth Fund Class A 3 Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class A 5 Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class A 10 Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class C 1 Year	Prospectus #2 Eaton Vance Greater China Growth Fund Class C 3 Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class C 5 Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class C 10 Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class I 1 Year	Prospectus #2 Eaton Vance Greater China Growth Fund Class I 3 Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class I 5 Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class I 10 Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class A 1 Year	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class A 3 Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class A 5 Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class A 10 Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class C 1 Year	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class C 3 Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class C 5 Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class C 10 Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class I 1 Year	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class I 3 Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class I 5 Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class I 10 Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class R 1 Year	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class R 3 Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class R 5 Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class R 10 Years
USD ($)	656	933	1,231	2,074	214	661	1,134	2,250	113	353	612	1,352	650	915	1,200	2,010	208	643	1,103	2,187	107	334	579	1,283	671	1,061	1,475	2,628	229	793	1,383	2,800	128	489	873	1,952	638	883	1,147	1,901	195	609	1,049	2,078	94	300	523	1,164	145	456	789	1,733